Taxation (Details) - Schedule of Taxes Payable	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Taxes Payable [Abstract]
Income tax payable	¥ 241,256	$ 33,851	¥ 163,527
VAT and other taxes payable	676,472	94,920	349,670
Total taxes payable	¥ 917,728	$ 128,771	¥ 513,197